Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employee related liabilities	$ 679	$ 599
Employee compensated absences	228	196
Taxes other than income taxes	81	68
Advances from customers	186	225
Liabilities related to public funding	96	37
Derivative instruments	4	35
Defined benefit and contribution plans	49	39
Royalties	30	32
Current operating lease liabilities	58	52
Others	114	102
Total	$ 1,525	$ 1,385
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total	Total